Goodwill (Details) (USD $)							12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011 Medical Isotopes [Member]	Oct. 31, 2010 Medical Isotopes [Member]	Oct. 31, 2011 Sterilization Technologies [Member]	Oct. 31, 2010 Sterilization Technologies [Member]	Oct. 31, 2009 MDS Pharma Services [Member]
Goodwill [Line Items]
Fair value of goodwill	$ 2,532,000	$ 2,474,000	$ 900,000	$ 900,000	$ 1,600,000	$ 1,600,000
Remainder of goodwill written off							$ 36,900,000
Number of business segments allocated goodwill due to strategic repositioning		2